Restatements (Details Textual) $ in Thousands	Apr. 04, 2017 USD ($)
Restatements (Textual)
Reduction additional paid-in-capital	$ 4,180
Additional paid-in-capital	4,180
Warrant liability	3,351
Change in fair value of warrant liability	$ 829